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                                October 31, 2005


EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Heritage Income Trust
          File Nos. 033-30361 and 811-05853
          Post-Effective Amendment No. 24

Dear Sir or Madam:

     Pursuant to Section 8 (c) of the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder; and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Income Trust ("Trust") is Post-Effective Amendment No. 24 to the Trust's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

     The purposes of this filing are to: (1) update certain performance information for the series of the Trust; and (2) make certain non-material changes to the prospectus and Statement of Additional Information.

     The Trust requests that this filing be made effective January 2, 2006, pursuant to Rule 485(a)(1) under 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.


                                      Very truly yours,

                                      /s/ Francine J. Rosenberger

                                      Francine J. Rosenberger


cc:   Mathew Calabro
      Heritage Asset Management, Inc.